7. DEPOSITS	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
DEPOSITS

Deposits are summarized as follows:

	September 30,
	2013	2012
Non-interest bearing demand account	$ 100,822	$ 93,410
Interest bearing:
NOW accounts	144,571	126,858
Passbook and regular savings	203,009	198,667
Money funds accounts	50,652	55,252
Certificates of deposit	151,737	143,535

	$ 650,791	$ 617,722

Certificates of deposit of $100 or more amounted to $69,643 and $58,752 at September 30, 2013 and 2012, respectively.

Certificates of deposit at September 30, 2013 mature as follows:

Less than one year	$78,553
1-2 years	$37,809
2-3 years	$15,320
3-4 years	$5,294
4-5 years	$5,292
Over 5 years	$9,469
TOTAL	$151,737